PHILOTIMO FOCUSED GROWTH & INCOME FUND

Schedule of Investments

June 30, 2026 (unaudited)

81.65% COMMON STOCKS

9.28% COMMUNICATION SERVICES

Entravision Communications Corp.

Marchex, Inc.(A)

WildBrain Ltd.(A)

WildBrain Ltd.(A)

44.80% CONSUMER DISCRETIONARY

Outdoor Holding Co.(A)

Arhaus, Inc.

Barnes & Noble Education, Inc.

CDON AB(A)

Fossil Group, Inc.(A)

Haverty Furniture Cos., Inc.

Inspired Entertainment, Inc.(A)

The Lovesac Co.(A)

Natuzzi S.p.A(A)

The One Group Hospitality, Inc.(A)

The RealReal, Inc.(A)

Six Flags Entertainment Corp.(A)

Xponential Fitness, Inc.(A)

1.43% CONSUMER STAPLES

Zevia PBC(A)

3.65% INDUSTRIALS

The GEO Group, Inc.(A)

13.55% INFORMATION TECHNOLOGY

Allot Ltd.(A)

Data I/O Corp.(A)

Immersion Corporation

8.94% REAL ESTATE

Compass, Inc.(A)

Shares	Value
700,137	$9,129,786
1,300,388	2,093,625
83,225	71,573
1,725,750	1,496,684
12,791,668
3,923,656	8,945,936
813,527	6,849,897
750,428	9,425,376
536,715	3,321,136
568,980	2,277,207
280,000	7,148,400
700,000	5,775,000
923	15,405
451,962	836,130
393,975	791,890
500,535	5,901,308
280,683	5,978,548
650,812	4,503,619
61,769,852
1,203,447	1,961,619
170,327	5,033,163
1,200,000	10,620,000
327,401	1,289,960
1,000,000	6,770,000
18,679,960
1,000,351	12,334,328
	PHILOTIMO FOCUSED GROWTH & INCOME FUND
	Schedule of Investments
	June 30, 2026 (unaudited)
		Shares	Value
81.65%	TOTAL COMMON STOCKS		$ 112,570,590
	(Cost: $85,235,071)
0.34%	PREFERRED STOCKS
0.34%	CONSUMER DISCRETIONARY
	Outdoor Holding Co.	19,414	468,848
0.34%	TOTAL PREFERRED STOCKS		468,848
	(Cost: $422,827)
11.71%	CLOSED-END FUNDS
3.60%	FLOATING RATE BOND FUNDS
	Nuveen Floating Rate Income Fund	646,732	4,960,434
0.97%	REAL ESTATE
	Neuberger Real Estate Securities Income Fund, Inc.	442,304	1,340,181
3.06%	REAL ESTATE FUNDS
	Nuveen Real Estate Income Fund	499,750	4,212,892
1.70%	SHORT-TERM BOND FUNDS
	Eaton Vance Limited Duration Income Fund	249,941	2,341,947
2.38%	UTILITY FUNDS
	Duff & Phelps Utility and Infrastructure Fund, Inc.	221,564	3,288,010
11.71%	TOTAL CLOSED-END FUNDS		16,143,464
	(Cost: $15,704,859)
	PHILOTIMO FOCUSED GROWTH & INCOME FUND
	Schedule of Investments
	June 30, 2026 (unaudited)
		Principal	Value
5.06%	CORPORATE BONDS
1.54%	CONSUMER DISCRETIONARY
	Fossil Group, Inc. 01/01/2029 9.500%	$ 2,256,119	$2,120,752
2.39%	FINANCIALS
	Bank of Montreal 11/26/2084 7.300%	1,000,000	$1,045,896
	(US Treasury Yield Curve Rate Constant Maturity 10 Year +2.757%)
	Citigroup Global Markets 01/22/2035 1.189%(B)	300,000	272,250
	Citigroup Global Markets 10/01/2040 7.250%	84,000	66,822
	Citigroup Global Markets 02/26/2041 7.000%	150,000	112,755
	Citigroup Global Markets 03/19/2041 10.500%	273,000	239,175
	Citigroup Global Markets 09/20/2041 1.884%(B)	40,000	31,080
	Citigroup Global Markets Holdings, Inc. 09/20/2041 1.264%(B)	130,000	109,005
	Citigroup Global Markets Holdings, Inc. 09/03/2041 1.581%(B)	400,000	322,560
	Morgan Stanley 03/31/2035 6.185%(B)	95,000	61,624
	Prudential Financial, Inc. 03/15/2054 6.500%	1,000,000	1,035,193
			3,296,360
1.13%	GOVERNMENT
	Farm Credit Bank of Texas Perpetual 7.750%^	1,500,000	1,565,091
	(US Treasury Yield Curve Rate Constant Maturity 5 Year +2.404%)
5.06%	TOTAL CORPORATE BONDS		6,982,203
	(Cost: $6,502,639)
1.11%	MONEY MARKET FUND
	Federated Government Obligations Fund 3.500%(C)	1,523,618	1,523,618
	(Cost: $1,523,618)
99.87%	TOTAL INVESTMENTS		137,688,723
	(Cost: $109,389,013)
0.12%	Other assets, net of liabilities		180,845
99.99%	NET ASSETS		$137,869,568

^Rate is determined periodically. Rate shown is the rate as of June 30, 2026.

(A)Non-income producing

(B)Zero coupon security. The rate shown is the yield-to-maturity on the date of June 30, 2026

(C)Effective 7 day yield as of June 30, 2026 See Notes to Schedule of Investments.

PHILOTIMO FOCUSED GROWTH & INCOME FUND

Schedule of Investments

June 30, 2026 (unaudited)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following summarizes the inputs used to value the Fund’s investments as of June 30, 2026:
		Level 2	Level 3
		Other	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Common Stocks	$112,570,590	$-	$-	$112,570,590
Preferred Stocks	468,848	-	-	468,848
Closed-End Funds	16,143,464	-	-	16,143,464
Corporate Bonds	-	6,982,203	-	6,982,203
Money Market Funds	1,523,618	-	-	1,523,618
	$130,706,520	$6,982,203	$-	$137,688,723

The cost of investments for Federal income tax purposes has been estimated a/o June 30, 2026, since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purposes is $109,389,013, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$34,015,088
Gross unrealized depreciation	(5,715,378)
Net unrealized appreciation (depreciation)	$28,299,710